Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 7		$ 34,903		$ (15,294)	$ 19,616
Balance, shares at Dec. 31, 2021	7,122
Stock based compensation			1,638			1,638
Net loss					(9,468)	(9,468)
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation			348			348
Issuance of shares upon RSU vesting		[1]		[1]
Issuance of shares upon RSU vesting, shares	17
Issuance of shares and warrants	$ 3		13,924			13,927
Issuance of shares and warrants, shares	3,294
Net loss					(2,686)	(2,686)
Balance at Mar. 31, 2023	$ 10		50,813		(27,448)	23,375
Balance, shares at Mar. 31, 2023	10,433
Balance at Dec. 31, 2022	$ 7		36,541		(24,762)	11,786
Balance, shares at Dec. 31, 2022	7,122
Stock based compensation			1,664			1,664
Issuance of shares upon RSU vesting				[2]
Issuance of shares upon RSU vesting, shares	28
Issuance of shares and warrants	$ 3		13,799			13,802
Issuance of shares and warrants, shares	3,294
Net loss					(9,445)	(9,445)
Balance at Dec. 31, 2023	$ 10		52,004		(34,207)	17,807
Balance, shares at Dec. 31, 2023	10,444
Stock based compensation			500			500
Issuance of shares upon RSU vesting		[1]		[1]
Issuance of shares upon RSU vesting, shares	3
Net loss					(3,162)	(3,162)
Balance at Mar. 31, 2024	$ 10		$ 52,504		$ (37,369)	$ 15,145
Balance, shares at Mar. 31, 2024	10,447

[1]	Represents an amount less than $1 thousand
[2]	Represents an amount less than $1 thousand.